Shareholder Report, Line Graph (Details) - USD ($)						1 Months Ended			2 Months Ended			3 Months Ended			4 Months Ended			5 Months Ended			6 Months Ended			7 Months Ended			8 Months Ended			9 Months Ended			10 Months Ended			11 Months Ended			12 Months Ended				13 Months Ended			14 Months Ended			15 Months Ended			16 Months Ended			17 Months Ended			18 Months Ended			19 Months Ended			20 Months Ended			21 Months Ended			22 Months Ended			23 Months Ended			24 Months Ended			25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended
	Feb. 05, 2024	Sep. 01, 2023	Aug. 30, 2023	Jun. 30, 2022	Jun. 28, 2022	Feb. 29, 2024	Sep. 30, 2023	Jul. 31, 2022	Mar. 31, 2024	Oct. 31, 2023	Aug. 31, 2022	Apr. 30, 2024	Nov. 30, 2023	Sep. 30, 2022	May 31, 2024	Dec. 31, 2023	Oct. 31, 2022	Jun. 30, 2024	Jan. 31, 2024	Nov. 30, 2022	Jul. 31, 2024	Feb. 29, 2024	Dec. 31, 2022	Aug. 31, 2024	Mar. 31, 2024	Jan. 31, 2023	Sep. 30, 2024	Apr. 30, 2024	Feb. 28, 2023	Oct. 31, 2024	May 31, 2024	Mar. 31, 2023	Nov. 30, 2024	Jun. 30, 2024	Apr. 30, 2023	Dec. 31, 2024	Jul. 31, 2024	May 31, 2023	Jan. 31, 2026	Jan. 31, 2025	Aug. 31, 2024	Jun. 30, 2023	Feb. 28, 2025	Sep. 30, 2024	Jul. 31, 2023	Mar. 31, 2025	Oct. 31, 2024	Aug. 31, 2023	Apr. 30, 2025	Nov. 30, 2024	Sep. 30, 2023	May 31, 2025	Dec. 31, 2024	Oct. 31, 2023	Jun. 30, 2025	Jan. 31, 2025	Nov. 30, 2023	Jul. 31, 2025	Feb. 28, 2025	Dec. 31, 2023	Aug. 31, 2025	Mar. 31, 2025	Jan. 31, 2024	Sep. 30, 2025	Apr. 30, 2025	Feb. 29, 2024	Oct. 31, 2025	May 31, 2025	Mar. 31, 2024	Nov. 30, 2025	Jun. 30, 2025	Apr. 30, 2024	Dec. 31, 2025	Jul. 31, 2025	May 31, 2024	Jan. 31, 2026	Aug. 31, 2025	Jun. 30, 2024	Sep. 30, 2025	Jul. 31, 2024	Oct. 31, 2025	Aug. 31, 2024	Nov. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Oct. 31, 2024	Jan. 31, 2026	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026
C000243995
Account Value [Line Items]
Line Graph and Table Measure Name																																							AHLT
Accumulated Value		$ 10,036	$ 10,000				$ 10,636			$ 10,708			$ 9,712			$ 9,598			$ 9,542			$ 10,156			$ 10,501			$ 10,904			$ 11,046			$ 10,834			$ 10,389				$ 9,875			$ 10,177			$ 9,667			$ 9,632			$ 10,182			$ 10,545			$ 10,095			$ 10,160			$ 9,382			$ 9,356			$ 9,598			$ 9,412			$ 9,762		$ 10,523		$ 10,886		$ 11,167		$ 11,576		$ 12,469
C000247981
Account Value [Line Items]
Line Graph and Table Measure Name																																							MGNR
Accumulated Value	$ 10,000					$ 10,184			$ 11,356			$ 11,855			$ 12,754			$ 11,903			$ 11,808			$ 11,764			$ 12,226			$ 12,144			$ 13,082			$ 11,979				$ 12,708			$ 12,007			$ 12,007			$ 11,922			$ 12,589			$ 13,425			$ 13,418			$ 14,850			$ 16,462			$ 16,556			$ 17,705			$ 18,033			$ 20,029
C000257150
Account Value [Line Items]
Line Graph and Table Measure Name																																							CPII
Accumulated Value				$ 10,018	$ 10,000			$ 10,168			$ 10,216			$ 10,038			$ 10,350			$ 10,125			$ 10,129			$ 9,867			$ 10,122			$ 10,158			$ 10,089			$ 10,068				$ 10,144			$ 10,275			$ 10,262			$ 10,474			$ 10,629			$ 10,387			$ 10,312			$ 10,438			$ 10,607			$ 10,600			$ 10,899			$ 10,791			$ 10,758		$ 10,622		$ 10,600		$ 10,647		$ 10,848		$ 10,831	$ 10,937	$ 11,074	$ 11,086	$ 11,191	$ 11,246	$ 11,187	$ 11,174	$ 11,231	$ 11,353	$ 11,317	$ 11,263	$ 11,239	$ 11,239	$ 11,346
AMERICAN BEACON INDEX: S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name																																							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Accumulated Value		$ 9,986	$ 10,000				$ 9,510			$ 9,310			$ 10,161			$ 10,622			$ 10,801			$ 11,377			$ 11,743			$ 11,264			$ 11,822			$ 12,246			$ 12,395				$ 12,696			$ 12,967			$ 12,850			$ 13,604			$ 13,280			$ 13,650			$ 13,471			$ 12,712			$ 12,626			$ 13,421			$ 14,103			$ 14,420			$ 14,712		$ 15,249		$ 15,606		$ 15,645		$ 15,654		$ 15,881
AMERICAN BEACON INDEX: S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name																																							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Accumulated Value	10,000					10,326			10,658			10,223			10,730			11,115			11,250			11,523			11,769			11,662			12,347			12,052				12,388			12,226			11,537			11,459			12,181			12,800			13,087			13,352			13,840			14,164			14,199			14,207			14,413
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				$ 10,100	$ 10,000			$ 10,346			$ 10,054			$ 9,620			$ 9,495			$ 9,844			$ 9,800			$ 10,101			$ 9,840			$ 10,090			$ 10,151			$ 10,041				$ 10,005			$ 9,998			$ 9,934			$ 9,682			$ 9,529			$ 9,960			$ 10,342			$ 10,313			$ 10,167			$ 10,261			$ 10,002			$ 10,172			$ 10,268		$ 10,508		$ 10,659		$ 10,802		$ 10,534		$ 10,645	$ 10,471	$ 10,526	$ 10,758	$ 10,762	$ 10,804	$ 10,727	$ 10,892	$ 10,863	$ 10,993	$ 11,113	$ 11,183	$ 11,252	$ 11,235	$ 11,247
AMERICAN BEACON INDEX: S&P Global Natural Resources Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							S&P Global Natural Resources Index
Accumulated Value	$ 10,000					$ 10,213			$ 11,063			$ 11,058			$ 11,364			$ 10,867			$ 11,018			$ 11,008			$ 11,254			$ 10,752			$ 10,679			$ 9,930				$ 10,487			$ 10,470			$ 10,637			$ 10,314			$ 10,622			$ 11,000			$ 11,081			$ 11,811			$ 12,046			$ 11,964			$ 12,445			$ 12,876			$ 14,209